Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 57,958	$ 59,547
Less: fair value asset (liability) of hedges related to finance debta		(780)	(2,654)
Debt, net of hedging instruments		58,738	62,201
Less: cash and cash equivalents		36,556	39,204	$ 33,030	$ 29,195
Net debt		22,182	22,997
Equity	[1]	$ 74,000	$ 78,318	$ 85,493	$ 82,990
Gearing		0.231	0.227
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		$ 94	$ 166

[1]	See Note 32 for further information.